STATEMENT OF FINANCIAL POSITION - USD ($)	Jan. 31, 2016	Jul. 31, 2015
Current Assets:
Cash and cash equivalents	$ 16,365	$ 0
Total Current Assets	16,365	0
Office equipment, net	441	601
Deposits	1,500	1,500
Total Assets	18,306	2,101
Current Liabilities:
Bank indebtness	0	528
Accounts payable	1,224,152	272,972
Accrued expenses	11,114,619	7,704,828
Due to related party	1,050	250
Loans payable - related party	645,297	528,552
Loans payable	3,403	3,403
Total Liabilities	$ 12,988,521	$ 8,510,533
Stockholders' (Deficit)
Preferred stock, authorized	200,000,000	200,000,000
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares issued and outstanding	1,800,000	1,800,000
Paid in Capital preferred stock	$ 2	$ 2
Common stock class A, authorized	7,000,000	7,000,000
Common stock class A, par value	$ 0.000001	$ 0.000001
Common stock class A, issued and outstanding	1,600,000	6,400,000
Paid in Capital Common stock class A	$ 1	$ 6
Common stock class B, authorized	4,000,000,000	4,000,000,000
Common stock class B, par value	$ 0.000001	$ 0.000001
Common stock class B, issued and outstanding	987,934,483	1,093,876,626
Paid in Capital Common stock class B	$ 988	$ 1,094
Common stock class C, authorized	4,000,000,000	4,000,000,000
Common stock class C, par value	$ 0.000001	$ 0.000001
Common stock class C, issued and outstanding	4,800,000	0
Paid in Capital Common stock class C	$ 5	$ 0
Common stock class D, authorized	4,000,000,000	4,000,000,000
Common stock class D, par value	$ 0.000001	$ 0.000001
Common stock class D, issued and outstanding	48,000,000	0
Paid in Capital Common stock class D	$ 48	$ 0
Additional paid in Capital	5,581,560	5,595,967
Stock subscriptions receivable	(47,000)	(47,000)
Accumulated Deficit	(18,505,819)	(14,058,501)
Total Stockholders' Deficit	(12,970,215)	(8,508,432)
Total Liabilities and Equity Deficit	$ 18,306	$ 2,101